Subsequent events- Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 24, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Events
Accelerated share repurchases settlement receipt			$ 250,000,000	$ 125,000,000	$ 75,000,000
Common stock purchases			256,012,000	127,465,000	77,420,000
Treasury stock
Subsequent Events
Common stock purchases			271,752,000	127,379,000	81,938,000
Capital surplus
Subsequent Events
Common stock purchases			(15,740,000)	86,000	(4,518,000)
Accelerate Share Repurchase | Treasury stock
Subsequent Events
Common stock purchases			266,000,000	$ 125,000,000	80,000,000
Accelerate Share Repurchase | Capital surplus
Subsequent Events
Common stock purchases			$ 16,000,000		$ 5,000,000
Subsequent event | Preferred class B
Subsequent Events
Preferred stock redemption date		Feb. 24, 2020
Preferred stock dividend rate percentage		8.25%
Preferred stock redemption price per share		$ 25.00
Accrued and unpaid dividends on each share		0.1375
Preferred Stock Redemption Payment Per Share		$ 25.1375
Subsequent event | Accelerate Share Repurchase
Subsequent Events
Stock repurchase program authorized amount	$ 500,000,000
Subsequent event | Accelerate Share Repurchase | Treasury stock
Subsequent Events
Common stock purchases	400,000,000
Subsequent event | Accelerate Share Repurchase | Capital surplus
Subsequent Events
Common stock purchases	$ 100,000,000